UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

 Matthew A. Swendiman, Esq.
Graydon Head & Ritchey, LLP
15 West Center Street
Lawrenceburg, IN 47025

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2016

Date of reporting period: 08/31/2016

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 70.74%	Shares	Fair Value

Airlines - 3.83%
JetBlue Airways Corp. (a) (b)	3,100	$49,445
Southwest Airlines Co. (b)	2,700	99,576
		149,021
Apparel - 1.93%
NIKE, Inc. - Class B (b)	1,300	74,932

Auto Manufacturers - 3.00%
General Motors Co. (b)	3,650	116,508

Banks - 6.78%
BankUnited, Inc.	3,000	96,450
Goldman Sachs Group, Inc. (b)	350	59,311
KeyCorp	4,200	52,752
Zions Bancorporation (b)	1,800	55,062
		263,575
Biotechnology - 6.13%
Amgen, Inc. (b)	500	85,030
Celgene Corp. (a) (b)	700	74,718
Gilead Sciences, Inc.	1,000	78,380
		238,128
Chemicals - 1.28%
Potash Corp. of Saskatchewan, Inc. (b)	2,750	49,775

Commercial Services - 1.91%
United Rentals, Inc. (a) (b)	900	74,079

Computers - 6.22%
3D Systems Corp. (a)	2,300	33,350
Apple, Inc. (b)	1,100	116,710
Nimble Storage, Inc. (a)	3,900	32,058
VeriFone Systems, Inc. (a)	3,000	59,580
		241,698
Diversified Financial Services - 4.79%
American Express Co. (b)	1,000	65,580
Lazard Ltd. - Class A	2,000	74,060
Waddell & Reed Financial, Inc. - Class A	2,500	46,500
		186,140
Internet - 5.54%
Alphabet, Inc. - Class C (a) (b)	200	153,410
FireEye, Inc. (a)	1,900	27,284
Twitter, Inc. (a)	1,800	34,578
		215,272
Leisure Time - 1.60%
Carnival Corp. (b)	1,300	62,140

Media - 2.43%
Walt Disney Co. (b)	1,000	94,460

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

COMMON STOCK - 70.74% (continued)	Shares	Fair Value

Mining - 2.08%
Silver Wheaton Corp. (b)	3,200	$81,056

Oil & Gas - 3.34%
BP - PLC - ADR (b)	2,000	67,720
EOG Resources, Inc. (b)	700	61,943
		129,663
Pharmaceuticals - 1.62%
Bristol-Myers Squibb Co. (b)	1,100	63,129

Retail - 7.59%
Lowe's Cos., Inc. (b)	650	49,764
Shake Shack, Inc. - Class A (a) (b)	1,600	56,480
TJX Cos., Inc. (b)	1,000	77,440
Tractor Supply Co. (b)	1,000	83,950
Zoe's Kitchen, Inc. (a)	1,000	27,230
		294,864
Semiconductors - 4.85%
Ambarella, Inc. (a) (b)	950	68,438
InvenSense, Inc. (a)	5,000	37,200
NVIDIA Corp. (b)	350	21,469
NXP Semiconductors NV (a) (b)	700	61,614
		188,721
Software - 2.95%
Akamai Technologies, Inc. (a) (b)	500	27,450
Cerner Corp. (a) (b)	1,350	87,129
		114,579
Telecommunications - 2.87%
Arista Networks, Inc. (a) (b)	1,400	111,552

TOTAL COMMON STOCK (Cost $2,596,811)		2,749,292

SHORT-TERM INVESTMENTS - 27.57%
Federated Government Obligations Fund - Class I, 0.24% (c)	1,071,567	1,071,567
TOTAL SHORT-TERM INVESTMENTS (Cost $1,071,567)		1,071,567

TOTAL INVESTMENTS (Cost $3,668,378) – 98.31%		$3,820,859

OPTIONS WRITTEN (Proceeds $166,934) - (4.93%) (d)		(191,773)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 6.62%		257,454

NET ASSETS - 100%		$3,886,540

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the rate at August 31, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2016 (Unaudited)

OPTIONS WRITTEN - (4.93)%

CALL OPTIONS WRITTEN - (3.22)%	Strike	Expiration	Contracts [1]	Fair Value

Akamai Technologies, Inc.	$55.00	11/18/2016	5	$1,625
Alphabet, Inc. - Class C	$770.00	1/20/2017	2	7,740
Ambarella, Inc.	$62.50	11/18/2016	3	2,997
Ambarella, Inc.	$55.00	1/20/2017	6	10,140
American Express Co.	$60.00	10/21/2016	8	4,720
American Express Co.	$65.00	10/21/2016	2	438
Amgen, Inc.	$155.00	10/21/2016	1	1,698
Amgen, Inc.	$160.00	1/20/2017	1	1,571
Amgen, Inc.	$175.00	1/20/2017	3	2,100
Apple, Inc.	$100.00	10/21/2016	5	3,650
Apple, Inc.	$100.00	1/20/2017	2	3,200
Apple, Inc.	$110.00	1/20/2017	2	800
Apple, Inc.	$115.00	3/17/2017	2	680
Arista Networks, Inc.	$75.00	9/16/2016	7	3,570
Arista Networks, Inc.	$80.00	9/16/2016	4	728
Arista Networks, Inc.	$80.00	12/16/2016	3	1,641
BP - PLC - ADR	$39.00	1/20/2017	14	322
Bristol-Myers Squibb Co.	$70.00	9/16/2016	2	8
Bristol-Myers Squibb Co.	$65.00	12/16/2016	4	324
Bristol-Myers Squibb Co.	$77.50	12/16/2016	5	45
Carnival Corp.	$45.00	10/21/2016	10	3,500
Carnival Corp.	$47.00	10/21/2016	3	645
Celgene Corp.	$100.00	10/21/2016	3	2,700
Celgene Corp.	$110.00	10/21/2016	3	1,050
Celgene Corp.	$115.00	10/21/2016	1	184
Cerner Corp.	$55.00	12/16/2016	7	7,280
Cerner Corp.	$62.50	12/16/2016	6	2,790
EOG Resources, Inc.	$87.50	10/21/2016	5	1,925
EOG Resources, Inc.	$90.00	10/21/2016	2	534
General Motors Co.	$34.00	9/16/2016	4	8
Goldman Sachs Group, Inc.	$165.00	10/21/2016	2	1,580
Goldman Sachs Group, Inc.	$175.00	10/21/2016	1	249
JetBlue Airways Corp.	$25.00	9/16/2016	5	25
JetBlue Airways Corp.	$17.00	1/20/2017	19	1,767
Lowe's Cos., Inc.	$82.50	10/21/2016	2	28
Lowe's Cos., Inc.	$80.00	1/20/2017	4	808
NIKE, Inc. - Class B	$52.50	10/21/2016	5	2,763
NIKE, Inc. - Class B	$55.00	10/21/2016	3	1,065
NIKE, Inc. - Class B	$55.00	1/20/2017	5	2,445
NVIDIA Corp.	$49.00	1/20/2017	3	4,230
NXP Semiconductors NV	$80.00	10/21/2016	2	1,850
NXP Semiconductors NV	$90.00	10/21/2016	4	1,064
NXP Semiconductors NV	$95.00	1/20/2017	1	400
Potash Corp. of Saskatchewan, Inc.	$19.00	9/16/2016	6	162
Potash Corp. of Saskatchewan, Inc.	$15.00	1/20/2017	15	5,250
Shake Shack, Inc. - Class A	$37.50	9/16/2016	1	35
Shake Shack, Inc. - Class A	$37.50	12/16/2016	8	1,600

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF WRITTEN OPTIONS
August 31, 2016 (Unaudited)

OPTIONS WRITTEN - (4.93)% (continued)

CALL OPTIONS WRITTEN - (3.22)% (continued)	Strike	Expiration	Contracts [1]	Fair Value

Shake Shack, Inc. - Class A	$40.00	12/16/2016	7	$927
Silver Wheaton Corp.	$25.00	1/20/2017	5	1,485
Silver Wheaton Corp.	$27.00	1/20/2017	27	5,805
Southwest Airlines Co.	$46.00	12/16/2016	17	340
TJX Cos., Inc.	$77.50	1/20/2017	6	2,400
TJX Cos., Inc.	$85.00	1/20/2017	4	404
Tractor Supply Co.	$100.00	10/21/2016	2	35
Tractor Supply Co.	$100.00	1/20/2017	2	125
Tractor Supply Co.	$95.00	1/20/2017	2	225
United Rentals, Inc.	$65.00	9/16/2016	3	5,085
United Rentals, Inc.	$70.00	12/16/2016	4	5,760
United Rentals, Inc.	$75.00	1/20/2017	2	2,230
Walt Disney Co.	$100.00	1/20/2017	6	1,026
Walt Disney Co.	$105.00	1/20/2017	2	138
Zions Bancorporation	$28.00	10/21/2016	18	5,391
TOTAL CALL OPTIONS WRITTEN (Proceeds $98,531)				125,310

PUT OPTIONS WRITTEN - (1.71)%
Akamai Technologies, Inc.	$52.50	1/20/2017	5	1,550
American Express Co.	$65.00	1/20/2017	5	1,750
Apple, Inc.	$95.00	4/21/2017	5	1,862
Arista Networks, Inc.	$70.00	3/17/2017	10	4,650
Bristol-Myers Squibb Co.	$67.50	1/20/2017	5	5,785
Carnival Corp.	$50.00	1/20/2017	10	4,300
Celgene Corp.	$100.00	1/20/2017	5	2,700
Cerner Corp.	$52.50	1/20/2017	2	160
FedEx Corp.	$140.00	1/20/2017	4	968
Gilead Sciences, Inc.	$80.00	1/20/2017	5	3,165
JPMorgan Chase & Co.	$57.50	1/20/2017	5	510
Shake Shack, Inc.	$37.50	12/16/2016	5	2,350
Shake Shack, Inc.	$37.50	1/20/2017	5	2,575
Silver Wheaton Corp.	$27.00	10/21/2016	10	2,600
Tractor Supply Co.	$90.00	1/20/2017	5	4,100
Walgreens Boots Alliance, Inc.	$77.50	1/20/2017	5	1,725
Walt Disney Co.	$95.00	1/20/2017	3	1,410
Walt Disney Co.	$110.00	1/19/2018	5	9,738
Whole Foods Market, Inc.	$31.00	11/18/2016	10	2,040
Zoe's Kitchen, Inc.	$35.00	1/20/2017	15	12,525
TOTAL PUT OPTIONS WRITTEN (Proceeds $68,403)				66,463

TOTAL OPTIONS WRITTEN (Proceeds $166,934)				$191,773

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Hedgerow Income and Opportunities Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of August 31, 2016.

Hedgerow Income and Opportunities Fund
Financial Instruments – Assets		Level 2 (Other Significant Observable Inputs)
	Level 1 (Quoted Prices)
Security Classification (1)			Totals
Common Stock (2)	$2,749,292	$-	$2,749,292
Money Market Funds	1,071,567	-	1,071,567
Total Assets	$3,820,859	$-	$3,820,859

Derivative Instruments – Liabilities		Level 2 (Other Significant Observable Inputs)
	Level 1 (Quoted Prices)
Security Classification (1)			Totals
Call Options Written	$125,310	$-	$125,310
Put Options Written	66,463	-	66,463
Total Liabilities	$191,773	$-	$191,773

(1)
As of and during the period since inception from January 21, 2016 through August 31, 2016, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the period since inception from January 21, 2016 through August 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the period since inception from January 21, 2016 through August 31, 2016, no securities were fair valued.

Written Options – When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If an option sold by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost is more, the Fund will realize a capital loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.

Writing call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

Derivative Transactions

As of August 31, 2016, portfolio securities valued at $760,286 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the period since inception from January 21, 2016 through August 31, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	382	112,914
Options covered	(36)	(6,591)
Options exercised	(10)	(2,213)
Options expired	(18)	(5,579)
Options outstanding end of period	318	$98,531

Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	124	68,403
Options covered	-	-
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	124	$68,403

*	One option contract is equivalent to one hundred shares of common stock.

As of August 31, 2016, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Liabilities	Equity Contracts	Total
Call options written, at value	$125,310	$125,310
Put options written, at value	66,463	66,463
Total Liabilities	$191,773	$191,773

For the period since inception from January 21, 2016 through August 31, 2016, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Call options written	$(26,779)	$(26,779)
Put options written	1,940	1,940
	$(24,839)	$(24,839)

Net realized gain (loss) on:	Equity Contracts	Total
Call options written	$(6,166)	$(6,166)
Put options written	-	-
	$(6,166)	$(6,166)

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
August 31, 2016 (Unaudited)

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2016.

Liabilities:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$191,773	(1)	$191,773	(2)	$-	$-
Total	$191,773	(1)	$191,773	(2)	$-	$-

(1)	Written options at value as presented in the Schedule of Investments.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments August 31, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 3,501,444	$ 248,125	$ (120,483)	$ 127,642

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	October 28, 2016

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	October 28, 2016